UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:  811-22015

NCM Capital Investment Trust
(Exact name of registrant as specified in charter)

2634 Durham-Chapel Hill Boulevard, Suite 206, Durham, North Carolina  27707
     (Address of principal executive offices)    (Zip code)

A. Vason Hamrick
116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: Last day of February

Date of reporting period: August 31, 2009

Item 1.  REPORTS TO STOCKHOLDERS.

Semi-Annual Report 2009
August 31, 2009
(Unaudited)

NCM CAPITAL MID-CAP GROWTH FUND
NO LOAD CLASS SHARES
INVESTOR CLASS SHARES
RETAIL CLASS SHARES

This report and the financial statements contained herein are submitted for the general information of the shareholders of the NCM Capital Mid-Cap Growth Fund (the “Fund”).  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.  The Fund’s shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund’s shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Fund nor the Fund’s distributor is a bank.

Distributor: Capital Investment Group, Inc., 17 Glenwood Avenue, Raleigh, NC  27603, Phone 1-866-515-4626.

Statements in this Semi-Annual Report that reflect projections or expectations of future financial or economic performance of the NCM Capital Mid-Cap Growth Fund (“Fund”) and of the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements.  No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements.  Important factors that could result in such differences, in addition to other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates.  Past performance is not a guarantee of future results.

An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested.  There can be no assurance that the Fund will be successful in meeting its investment objective.  Investment in the Fund is also subject to the following risks: manager risk, market risk, mid-cap securities risk, investment style risk, and issuer risk.  More information about these risks and other risks can be found in the Fund’s prospectus.

The performance information quoted in this semi-annual report represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  An investor may obtain performance data current to the most recent month-end by visiting www.ncmcapital.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing.  The prospectus contains this and other information about the Fund.  A copy of the prospectus is available at www.ncmcapital.com or by calling Shareholder Services at 1-866-515-4626.  The prospectus should be read carefully before investing.

Stated performance in the Fund was achieved at some point or all points during the period by waiving and/or reimbursing part of the Fund’s total expenses to ensure shareholders did not absorb expenses significantly greater than the industry norm.

This Semi-Annual Report was first distributed to shareholders on or about October 30, 2009.

For More Information on Your NCM Capital Mid-Cap Growth Fund:

See Our Web site @ www.ncmcapital.com
or
Call Our Shareholder Services Group Toll-Free at 1-866-515-4NCM, (1-866-515-4626).

Fund Expense Example (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The last line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments.  Therefore, the last line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

No Load Class Shares	Beginning Account Value March 1, 2009	Ending Account Value August 31, 2009	Expenses Paid During Period*
Actual	$1,000.00	$1,411.50	$9.42
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.39	$7.88

Investor Class Shares	Beginning Account Value March 1, 2009	Ending Account Value August 31, 2009	Expenses Paid During Period*
Actual	$1,000.00	$1,411.20	$10.33
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.64	$8.64

Retail Class Shares	Beginning Account Value March 1, 2009	Ending Account Value August 31, 2009	Expenses Paid During Period*
Actual	$1,000.00	$1,412.40	$9.42
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.39	$7.88

* Expenses are equal to the Fund’s expense ratio (1.55% for the No Load Class Shares, 1.70% for the Investor Class Shares, 1.55% for the Retail Class Shares) multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six months) divided by 365 (to reflect the semi-annual period).

NCM CAPITAL MID-CAP GROWTH FUND

Schedule of Investments
(Unaudited)

As of August 31, 2009
		Shares	Value (Note 1)

COMMON STOCKS - 99.52%

Consumer Discretionary - 18.39%
*	AutoZone, Inc.	28	$4,123
*	Bally Technologies, Inc.	337	13,625
	DeVry, Inc.	285	14,563
*	Kohl's Corp.	245	12,640
*	Liberty Media Corp - Entertainment	465	12,969
	Marriott International, Inc.	299	7,148
*	priceline.com, Inc.	74	11,394
	Ross Stores, Inc.	312	14,552
			91,014
Consumer Staples - 7.43%
	Avon Products, Inc.	368	11,728
	Clorox Co.	184	10,872
	Molson Coors Brewing Co.	299	14,167
			36,767
Energy - 4.81%
	Cimarex Energy Co.	156	6,090
	Murphy Oil Corp.	75	4,275
*	Southwestern Energy Co.	116	4,276
	The Williams Cos, Inc.	310	5,097
	Tidewater, Inc.	94	4,058
			23,796
Financials - 9.61%
*	IntercontinentalExchange, Inc.	108	10,130
	Invesco, Ltd.	398	8,259
	Principal Financial Group, Inc.	401	11,388
	T Rowe Price Group, Inc.	159	7,206
*	TD Ameritrade Holding Corp.	549	10,563
			47,546
Health Care - 13.33%
*	Alexion Pharmaceuticals, Inc.	153	6,906
	AmerisourceBergen Corp.	294	6,265
	CR Bard, Inc.	157	12,651
*	Laboratory Corp. of America Holdings	111	7,747
*	OSI Pharmaceuticals, Inc.	259	8,656
*	St Jude Medical, Inc.	160	6,166
*	Thoratec Corp.	261	6,849
*	United Therapeutics Corp.	117	10,707
			65,947

			(Continued)

NCM CAPITAL MID-CAP GROWTH FUND

Schedule of Investments
(Unaudited)

As of August 31, 2009
		Shares	Value (Note 1)

COMMON STOCKS - (Continued)

Industrials - 15.39%
*	Alliant Techsystems, Inc.	108	$8,346
*	BE Aerospace, Inc.	1,024	17,541
	Cooper Industries, Ltd.	354	11,417
*	Esterline Technologies Corp.	460	14,223
	Flowserve Corp.	122	10,523
*	IHS, Inc.	86	4,162
*	Kirby Corp.	268	9,929
			76,141
Information Technology - 21.87%
	Altera Corp.	483	9,278
*	Cognizant Technology Solutions Corp.	282	9,836
*	Dolby Laboratories, Inc.	133	5,188
*	Equinix, Inc.	102	8,595
	Global Payments, Inc.	216	9,167
*	Intuit, Inc.	359	9,970
	Linear Technology Corp.	318	8,449
*	Micron Technology, Inc.	1,311	9,662
	National Semiconductor Corp.	343	5,203
*	NetApp, Inc.	461	10,488
*	Novell, Inc.	1,655	7,199
*	Red Hat, Inc.	436	10,011
*	Western Digital Corp.	152	5,193
			108,239
Materials - 4.11%
	Ecolab, Inc.	186	7,866
	FMC Corp.	127	6,058
	Steel Dynamics, Inc.	388	6,421
			20,345
Telecommunications - 1.16%
	CenturyTel, Inc.	179	5,769
			5,769
Utilities - 3.42%
	ITC Holdings Corp.	101	4,705
	National Fuel Gas Co.	274	12,245
			16,950

	Total Common Stocks (Cost $459,894)		492,514

			(Continued)

NCM CAPITAL MID-CAP GROWTH FUND

Schedule of Investments
(Unaudited)

As of August 31, 2009
		Shares	Value (Note 1)

INVESTMENT COMPANY - 2.08%
§ Evergreen Money Market Fund, 0.01%		10,284	$10,284

Total Investment Company (Cost $10,284)			10,284

Total Value of Investments (Cost $470,178) - 101.60%			$502,798

Liabilities in Excess of Other Assets - (1.60)%			(7,917)

Net Assets - 100%			$494,881

* Non-income producing investment
§ Represents 7 day effective yield

	Summary of Investments by Sector
	% of Net
Sector	Assets	Value
Consumer Discretionary	18.39%	$91,014
Consumer Staples	7.43%	36,767
Energy	4.81%	23,796
Financials	9.61%	47,546
Health Care	13.33%	65,947
Industrials	15.39%	76,141
Information Technology	21.87%	108,239
Materials	4.11%	20,345
Telecommunications	1.16%	5,769
Utilities	3.42%	16,950
Other	2.08%	10,284
Total	101.60%	$502,798

See Notes to Financial Statements

NCM CAPITAL MID-CAP GROWTH FUND

Statement of Assets and Liabilities
(Unaudited)

As of August 31, 2009

Assets:
Investments, at value (cost $470,178)	$502,798
Cash	8,943
Receivables:
Investments sold	4,650
Fund shares sold	17
Dividends and interest	461
Prepaid expenses
Fund accounting fees	3,565
Compliance services fees	625
Other expenses	42,015

Total assets	563,074

Liabilities:
Payables:
Investments purchased	5,193
Accrued expenses	17,127
Due to affiliates:
Advisor (note 2)	45,873

Total liabilities	68,193

Net Assets	$494,881

Net Assets Consist of:
Capital (par value and paid in surplus)	$636,515
Accumulated net investment loss	(967)
Accumulated net realized loss on investments	(173,287)
Net unrealized appreciation on investments	32,620

Total Net Assets	$494,881

No Load Class Shares outstanding, $0.001 par value (unlimited authorized shares)	62,942
Net Assets	$431,450
Net Asset Value, Maximum Offering Price and Redemption Price Per Share	$6.85

Investor Class Shares outstanding, $0.001 par value (unlimited authorized shares)	2,000
Net Assets	$13,661
Net Asset Value, Maximum Offering Price and Redemption Price Per Share	$6.83

Retail Class Shares outstanding, $0.001 par value (unlimited authorized shares)	7,263
Net Assets	$49,770
Net Asset Value, Redemption Price Per Share	$6.85
Maximum Offering Price Per Share ($6.85 ÷ 95.50%)	$7.17

See Notes to Financial Statements

NCM CAPITAL MID-CAP GROWTH FUND

Statement of Operations
(Unaudited)

For the six month period ended August 31, 2009

Investment Income:
Dividends	$2,045

Total Income	2,045

Expenses:
Advisory fees (note 2)	1,650
Administration fees (note 2)	12,099
Transfer agent fees (note 2)	18,013
Fund accounting fees (note 2)	22,705
Compliance service fees (note 2)	3,906
Custody fees	3,025
Distribution and service fees - No Load Class Shares (note 3)	416
Distribution and service fees - Investor Class Shares (note 3)	24
Distribution and service fees - Retail Class Shares (note 3)	54
Registration and filing administration fees (note 2)	11,645
Legal fees	13,158
Audit and tax preparation fees	7,814
Registration and filing expenses	5,297
Printing expenses	101
Trustee fees and meeting expenses	7,763
Securities pricing fees	2,017
Other operating expenses	4,034

Total Expenses	113,721

Expenses reimbursed by advisor (note 2)	(109,059)
Advisory fees waived (note 2)	(1,650)

Net Expenses	3,012

Net Investment Loss	(967)

Realized and Unrealized Gain (Loss) on Investments

Net realized loss from investment transactions	(55,911)
Change in unrealized appreciation on investments	185,975

Realized and Unrealized Gain on Investments	130,064

Net Increase in Net Assets Resulting from Operations	$129,097

See Notes to Financial Statements

NCM CAPITAL MID-CAP GROWTH FUND

Statements of Changes in Net Assets

	August 31,	February 28,
For the six month period or fiscal year ended	2009 (a)	2009

Operations:
Net investment loss	$(967)	$(2,098)
Net realized loss from investment transactions	(55,911)	(98,570)
Excess of book value over market value from investment
transactions distributed on redemption of capital shares	-	(2,218)
Change in unrealized appreciation (depreciation) on investments	185,975	(134,420)

Net Increase (Decrease) in Net Assets Resulting from Operations	129,097	(237,306)

Capital Share Transactions: (note 6)
No Load Class Shares
Shares sold	73,212	102,612
Shares repurchased	(7,219)	(97,840)
Investor Class Shares	-
Shares sold	-	-
Shares repurchased	-	-
Retail Class Shares	-
Shares sold	-	-
Shares repurchased	-	-

Increase from Capital Share Transactions	65,993	4,772

Net Increase (Decrease) in Net Assets	195,090	(232,534)

Net Assets:
Beginning of Period	299,791	532,325
End of Period	$494,881	$299,791

Accumulated Net Investment Loss	$(967)	$-

(a) Unaudited

See Notes to Financial Statements

NCM CAPITAL MID-CAP GROWTH FUND

Financial Highlights
	No Load Class Shares
For a share outstanding during the	August 31,		February 28,	February 29,
six month period or fiscal year ended	2009 (a)		2009	2008 (b)
Net Asset Value, Beginning of Period	$4.86		$9.01	$10.00
Income (Loss) from Investment Operations
Net investment loss	(0.01)		(0.03)	(0.04)
Net realized and unrealized gain (loss) on securities	2.00		(4.12)	(0.95)
Total from Investment Operations	1.99		(4.15)	(0.99)

Net Asset Value, End of Period	$6.85		$4.86	$9.01

Total Return (e)	40.95%	(d)	(46.06)%	(9.90)%	(d)

Net Assets, End of Period (in thousands)	$431		$255	$449
Average Net Assets for the Period (in thousands)	$330		$362	$379

Ratio of Gross Expenses to Average Net Assets (f)	59.53%	(c)	61.45%	59.10%	(c)
Ratio of Net Expenses to Average Net Assets (f)	1.55%	(c)	1.55%	1.55%	(c)
Ratio of Net Investment Loss to Average Net Assets	(0.50)%	(c)	(0.48)%	(0.88)%	(c)
Portfolio Turnover Rate	52.08%	(d)	128.45%	59.98%	(d)

	Investor Class Shares
For a share outstanding during the	August 31,		February 28,	February 29,
six month period or fiscal year ended	2009 (a)		2009	2008 (b)
Net Asset Value, Beginning of Period	$4.84		$9.00	$10.00
Income (Loss) from Investment Operations
Net investment loss	(0.02)		(0.05)	(0.07)
Net realized and unrealized gain (loss) on securities	2.01		(4.11)	(0.93)
Total from Investment Operations	1.99		(4.16)	(1.00)

Net Asset Value, End of Period	$6.83		$4.84	$9.00

Total Return (e)	41.12%	(d)	(46.22)%	(10.00)%	(d)

Net Assets, End of Period (in thousands)	$14		$10	$18
Average Net Assets for the Period (in thousands)	$12		$15	$20

Ratio of Gross Expenses to Average Net Assets (f)	53.06%	(c)	58.36%	59.25%	(c)
Ratio of Net Expenses to Average Net Assets (f)	1.70%	(c)	1.70%	1.70%	(c)
Ratio of Net Investment Loss to Average Net Assets	(0.65)%	(c)	(0.63)%	(1.03)%	(c)
Portfolio Turnover Rate	52.08%	(d)	128.45%	59.98%	(d)

(a) Unaudited.
(b)	For the period from July 6, 2007 (Date of Initial Public Investment) to February 29, 2008.
(c) Annualized.
(d) Not annualized.
(e)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(f)	The expense ratios listed reflect total expenses prior to any waivers and reimbursements (gross expense ratio)
and after any waivers and reimbursements (net expense ratio).
					(Continued)

NCM CAPITAL MID-CAP GROWTH FUND

Financial Highlights
	Retail Class Shares
For a share outstanding during the	August 31,		February 28,	February 29,
six month period or fiscal year ended	2009 (a)		2009	2008 (b)
Net Asset Value, Beginning of Period	$4.85		$9.01	$10.00
Income (Loss) from Investment Operations
Net investment loss	(0.01)		(0.04)	(0.05)
Net realized and unrealized gain (loss) on securities	2.01		(4.12)	(0.94)
Total from Investment Operations	2.00		(4.16)	(0.99)

Net Asset Value, End of Period	$6.85		$4.85	$9.01

Total Return (e)(g)	41.24%	(d)	(46.17)%	(9.90)%	(d)

Net Assets, End of Period (in thousands)	$50		$35	$65
Average Net Assets for the Period (in thousands)	$43		$53	$63

Ratio of Gross Expenses to Average Net Assets (f)	52.93%	(c)	58.26%	59.10%	(c)
Ratio of Net Expenses to Average Net Assets (f)	1.55%	(c)	1.55%	1.55%	(c)
Ratio of Net Investment Loss to Average Net Assets	(0.50)%	(c)	(0.48)%	(0.88)%	(c)
Portfolio Turnover Rate	52.08%	(d)	128.45%	59.98%	(d)

(a) Unaudited.
(b)	For the period from July 6, 2007 (Date of Initial Public Investment) to February 29, 2008.
(c) Annualized.
(d) Not annualized.
(e)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(f)	The expense ratios listed reflect total expenses prior to any waivers and reimbursements (gross expense ratio)
and after any waivers and reimbursements (net expense ratio).
(g) Total return does not reflect sales charge.

See Notes to Financial Statements

NCM CAPITAL MID-CAP GROWTH FUND

Notes to Financial Statements
(Unaudited)

1. Organization and Significant Accounting Policies

NCM Capital Mid-Cap Growth Fund (the “Fund”) is a series fund.  The Fund is part of the NCM Capital Investment Trust (the “Trust”), which was organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company.  The Fund is classified as a “diversified” company as defined in the 1940 Act.

The Fund commenced operations July 6, 2007.  The investment objective of the Fund is long-term capital appreciation by investing primarily in equity securities of medium-capitalization (“mid-cap”) U.S. companies.  The Fund considers a mid-cap company to be one that has market capitalization, measured at the time the Fund purchases the security, within the range of $1 billion to $12 billion.

The Fund has an unlimited number of authorized shares, which are divided into three classes – No Load Class Shares, Investor Class Shares and Retail Class Shares. Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures and ongoing distribution and service fees.  Income, expenses (other than distribution and service fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.  All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class.

The following accounting policies have been consistently followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America in the investment company industry.

Investment Valuation
The Fund’s investments in securities are carried at value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Investment companies are valued at net asset value.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Fair Value Measurement
In September 2006, Financial Accounting Standards Board (“FASB”) issued Statement on Accounting Standards No. 157, “Fair Value Measurement” (“SFAS 157”).  SFAS 157 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

a.	Level 1: quoted prices in active markets for identical securities
b.	Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
c.	Level 3: significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

(Continued)

NCM CAPITAL MID-CAP GROWTH FUND

Notes to Financial Statements
(Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets on August 31, 2009:

Assets	Total	Level 1		Level 2		Level 3
Common Stocks	$492,514	$492,514	$	- -	$	- -
Investment Company	10,284	10,284		- -		- -
Total	$502,798	$502,798	$	- -	$	- -

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date.  Certain dividends from foreign securities will be recorded as soon as the Trust is informed of the dividend if such information is obtained subsequent to the ex-dividend date.  Interest income is recorded on the accrual basis and includes amortization of discounts and premiums.  Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses
The Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods approved annually by the Trustees.

Dividend Distributions
The Fund may declare and distribute dividends from net investment income (if any) quarterly.  Distributions from capital gains (if any) are generally declared and distributed annually.  The Fund may also make a supplemental distribution subsequent to the end of its fiscal year.  Dividends and distributions to shareholders are recorded on the ex-dividend date.

Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported period.  Actual results could differ from those estimates.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.    Transactions with Affiliates

Adviser
The Fund pays a monthly advisory fee to NCM Capital Advisers, Inc. (the “Adviser”) based on the Fund’s average daily net assets at the annual rate of 0.85% of the first $250 million, 0.75% on the next $500 million and 0.65% on assets over $750 million.

The Adviser currently intends to voluntarily waive all or a portion of its fee and to reimburse expenses of the Fund to limit total Fund operating expenses to a maximum of 1.55% of the average daily net assets of the Fund’s No Load Class Shares and Retail Class Shares and a maximum of 1.70% of the Investor Class Shares, exclusive of interest, taxes, brokerage fees and commissions, and extraordinary expenses.  Acquired fund fees and expenses are also excluded from the limit to total Fund operating expenses.  There can be no assurances that the foregoing voluntary fee waivers or reimbursements will continue.

(Continued)

NCM CAPITAL MID-CAP GROWTH FUND

Notes to Financial Statements
(Unaudited)

Period Ending	Expense Limitation Ratio	Advisory Fees Waived	Expenses Reimbursed
08/31/2009	1.55% No Load Class 1.70% Investor Class 1.55% Retail Class	$1,650	$109,059

Administrator
The Fund pays a monthly administration fee to The Nottingham Company (the “Administrator”) based upon the average daily net assets of the respective share class and calculated at the annual rates as shown in the schedule provided on the following page. The Administrator also receives compensation for fund accounting and recordkeeping service and additional compensation for certain costs involved with the daily valuation of securities and as reimbursement for out-of-pocket expenses (which are immaterial in amount).  A breakdown of these fees is provided below.

Administration Fees (a)			Fund Accounting Asset Based Fees
Average Net Assets Annual Rate		Fund Accounting Fees (monthly)(b)	Average Net Assets	Annual Rate	Blue Sky Administration Fees (annual)
First $50 Million Next $50 Million Next $50 Million Next $50 Million Over $200 Million	0.175% 0.150% 0.125% 0.100% 0.075%	$3,750	All Assets	0.01%	$150 per state per class
(a)	Subject to a minimum fee of $2,000 per month.
(b)	Subject to $2,250 for the first class, $750 for each additional class.

Certain Trustees and officers of the Trust are also officers of the Adviser or the Administrator.

Compliance Services
The Nottingham Compliance Services, LLC, a wholly owned affiliate of The Nottingham Company, provides services which assists the Trust’s Chief Compliance Officer in monitoring and testing the policies and procedures of the Trust as required by Rule 38a-1 of the Securities and Exchange Commission.  It receives compensation for this service at an annual rate of $7,750.

Transfer Agent
Nottingham Shareholder Services, LLC (“Transfer Agent”) serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  It receives compensation for its services based upon a fee of $15 per shareholder per year, subject to a minimum fee of $1,750 per month, plus $500 per month for each additional class of shares.

Distributor
Capital Investment Group, Inc. (the “Distributor”) serves as the Fund’s principal underwriter and distributor.  The Distributor receives $5000 per year in monthly installments for services provided and expenses assumed.  In addition, the distributor receives any sales charges imposed on purchases of shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any.  For the six month period ended August 31, 2009, there were no sales charges retained.

(Continued)

NCM CAPITAL MID-CAP GROWTH FUND

Notes to Financial Statements
(Unaudited)

3.    Distribution and Service Fees

The Trustees, including a majority of the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act, adopted distribution and service plans (the “Plans”) pursuant to Rule 12b-1 of the 1940 Act applicable to the No Load Class Shares, Investor Class Shares and Retail Class Shares.  The 1940 Act regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.  The Plan provides that the Fund may incur certain costs, which may not exceed 0.25% per annum of the average daily net assets of the No Load Class or Retail Class Shares or 0.40% per annum of the average daily net assets of the Investor Class Shares for each year elapsed subsequent to adoption of the Plans, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of No Load Class Shares, Investor Class Shares and Retail Class Shares in the Fund or support servicing of those classes’ shareholder accounts. For the six month period ended August 31, 2009 the 12b-1 fee incurred for No Load Class Shares, Investor Class Shares and Retail Class Shares were $416, $24, and $54, respectively.

4. Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) are shown in the table below:

Period Ended	Purchases of Securities	Proceeds from Sales of Securities
August 31, 2009	$271,605	$197,837

5.    In-Kind Distribution of Securities

During the year ended February 28, 2009, the Fund distributed portfolio securities in lieu of cash for shareholder redemptions.  The value of these redemptions was as follows:

Value of the Redemptions	Net Realized Loss on Securities Distributed	Fund Shares Redeemed
$52,762	$2,218	6,592

Net realized losses from in-kind distributions are not deductible by the Fund.  Such losses were reclassified to paid-in capital at the Fund’s fiscal year end.  These transactions were completed following guidelines approved by the Trustees.

6.    Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from generally accepted accounting principles, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

Management reviewed the tax positions in the open tax years of 2007 and 2008 and determined that the implementation of Financial Accounting Standards Board Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” had no impact on the Fund’s net assets or results of operations.  As of and during the six month period ended August 31, 2009, the Fund does not have a liability for uncertain tax positions.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations.  During the period, the Fund did not incur any interest or penalties.

There were no distributions during the six month period ended August 31, 2009 and during the fiscal year ended February 28, 2009.

(Continued)

NCM CAPITAL MID-CAP GROWTH FUND

Notes to Financial Statements
(Unaudited)

At August 31, 2009, the tax-basis cost of investments for federal income tax purposes was as follows:

Cost of Investments	$470,178

Unrealized Appreciation	$51,828
Unrealized Depreciation	(19,208)
Net Unrealized Appreciation	$32,620

7.    Capital Share Transactions

	No Load Class Shares		Investor Class Shares		Retail Class Shares
For the six month period or fiscal year ended	August 31, 2009	February 28, 2009 (a)	August 31, 2009	February 28, 2009 (a)	August 31, 2009	February 28, 2009 (a)
Transactions in Capital Shares
Shares sold	11,751	14,357	-	-	-	-
Reinvested distributions			-	-	-	-
Shares repurchased	(1,301)	(11,679)	-	-	-	-
Net Increase in Capital Shares	10,450	2,678		-	-	-
Shares Outstanding
Beginning of Period	52,492	49,814	2,000	2,000	7,263	7,263
End of Period	62,942	52,492	2,000	2,000	7,263	7,263
(a) Audited.

8.    Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects that risk of loss to be remote.

9.     New Accounting Pronouncement

On May 28, 2009, FASB issued Statement of Financial Accounting Standards No. 165, “Subsequent Events” ( “FAS 165”), which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued or are available to be issued. Although there is new terminology, the standard is based on the same principles as those that currently exist in the auditing standards. The standard, which includes a new required disclosure of the date through which an entity has evaluated subsequent events, is effective for interim or annual periods ending after June 15, 2009.

In June 2009, FASB issued FASB Statement No. 168, “The FASB Accounting Standards CodificationTM and the Hierarchy of Generally Accepted Accounting Principles — a replacement of FASB Statement No. 162” (“SFAS 168”). On the effective date of this standard, FASB Accounting Standards CodificationTM (“Codification”) will become the source of authoritative U.S. accounting and reporting standards for nongovernmental entities, in addition to guidance issued by the Securities and Exchange Commission. All guidance contained in the Codification carries an equal level of authority. On the effective date of SFAS 168, the Codification will supersede all then-existing non-SEC accounting and reporting standards. All other non-grandfathered non-SEC accounting literature not included in the Codification will become non-authoritative. SFAS 168 is effective for financial statements issued for interim and annual periods ending after September 15, 2009. Management is currently evaluating the impact the adoption of SFAS 168 will have on the reporting of the Funds’ financial statements.

NCM CAPITAL MID-CAP GROWTH FUND

Additional Information
(Unaudited)

1.    Proxy Voting Policies and Voting Record

A copy of the Trust’s Proxy Voting and Disclosure Policy and the Advisor’s Proxy Voting and Disclosure Policy are included as Appendix B to the Fund’s Statement of Additional Information and is available, without charge, upon request, by calling 1-800-773-3863.   Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC’s website at http://www.sec.gov.

2.    Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov.  You may review and make copies at the SEC’s Public Reference Room in Washington, D.C.  You may also obtain copies after paying a duplicating fee by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102 or by electronic request to publicinfo@sec.gov, or is available, without charge, upon request, by calling the fund at 1-866-515-4626.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090.

3.    Renewal of Advisory Agreement During Period

The Advisor supervises the investments of the Fund pursuant to an Investment Advisory Agreement.  At the annual meeting of the Fund’s Board of Trustees on April 16, 2009, the Trustees unanimously approved the renewal of the Investment Advisory Agreement for another year.  In considering whether to approve the renewal of the Investment Advisory Agreement, the Trustees reviewed and considered such information as they deemed reasonably necessary, including the following material factors: (i) the nature, extent, and quality of the services provided by the Advisor; (ii) the investment performance of the Fund and the Advisor; (iii) the costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors; (v) the Advisor’s practices regarding brokerage and portfolio transactions; and (vi) the Advisor’s practices regarding possible conflicts of interest.

At the meeting, the Trustees reviewed various informational materials including, without limitation, copies of the Investment Advisory Agreement and Expense Limitation Agreement for the Fund; a memorandum from the Advisor to the Trustees containing information about the Advisor, its business, its finances, its personnel, its services to the Fund, and comparative expense ratio information for other mutual funds with a strategy similar to the Fund; and a memorandum from the Fund’s legal counsel that summarized the fiduciary duties and responsibilities of the Board of Trustees in reviewing and approving the Investment Advisory Agreement, including the types of information and factors that should be considered in order to make an informed decision.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees reviewed the responsibilities of the Advisor under the Investment Advisory Agreement.  The Trustees considered the services being provided by the Advisor to the Fund including, without limitation, the quality of its investment advisory services since the Fund’s inception (including research and recommendations with respect to portfolio securities); its procedures for formulating investment recommendations and assuring compliance with the Fund’s investment objectives and limitations; its coordination of services for the Fund among the Fund’s service providers; and its efforts to promote the Fund, grow the Fund’s assets, and assist in the distribution of Fund shares.  The Trustees noted that the Trust’s president and principal executive officer, treasurer and principal financial officer, and secretary and chief compliance officer were employees of the Advisor and serve the Trust without additional compensation.  After reviewing the foregoing information and further information in the memorandum from the Advisor (e.g., the Advisor’s Form ADV and descriptions of the Advisor’s business and compliance programs), the Board of Trustees concluded that the nature, extent, and quality of the services provided by the Advisor were satisfactory and adequate for the Fund.

(Continued)

NCM CAPITAL MID-CAP GROWTH FUND

Additional Information
(Unaudited)

In considering the investment performance of the Fund and the Advisor, the Trustees compared the short and long-term performance of the Fund with the performance of its benchmark index, comparable funds with similar objectives managed by other investment advisors, and applicable peer group data (e.g., Bloomberg peer group averages).  The Trustees also considered the consistency of the Advisor’s management of the Fund with its investment objective and policies.  After reviewing the short and long-term investment performance of the Fund, the Advisor’s experience managing the Fund and other advisory accounts, the Advisor’s historical investment performance, and other factors, the Board of Trustees concluded that the investment performance of the Fund and the Advisor was satisfactory.

In considering the costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund, the Trustees evaluated the Advisor’s staffing, personnel, and methods of operating; the education and experience of the Advisor’s personnel; the Advisor’s compliance policies and procedures; the financial condition of the Advisor; the level of commitment to the Fund and the Advisor by the principals of the Advisor; the asset level of the Fund; and the overall expenses of the Fund, including certain prior fee waivers and reimbursements by the Advisor on behalf of the Fund and the nature and frequency of advisory fee payments.  The Trustees reviewed the financial statements for the Advisor and discussed the financial stability and profitability of the firm.  The Trustees reviewed the Fund’s Expense Limitation Agreement with the Advisor in detail.  The Trustees also considered potential benefits for the Advisor in managing the Fund, including promotion of the Advisor’s name, the ability for the Advisor to place small accounts into the Fund, and the potential for the Advisor to generate soft dollars from certain of the Fund’s trades that may benefit the Advisor’s other clients as well.  The Trustees then compared the fees and expenses of the Fund (including the management fee) to other funds comparable in terms of the type of fund, the nature of its investment strategy, and its style of investment management, among other factors.  The Trustees determined that while the management fee and net expense ratio were higher than some of the comparable funds and lower than others, the management fee and net expense ratio were both higher than the peer group average.  The Trustees noted that the Fund was much smaller than the peer group average.  Following this comparison and upon further consideration and discussion of the foregoing, the Board of Trustees concluded that the fee paid to the Advisor by the Fund was fair and reasonable in relation to the nature and quality of the services provided by the Advisor.

In considering the extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors, the Trustees considered that the Fund’s fee arrangements with the Advisor involved both the management fee and the Expense Limitation Agreement.  The Trustees noted that the Fund utilizes breakpoints in its advisory fee schedule and determined that the Fund’s shareholders would benefit from economies of scale as the Fund grows.  The Trustees also noted that the Fund’s shareholders had experienced benefits from the Expense Limitation Agreement and the Fund’s shareholders would benefit from economies of scale under the Fund’s agreements with service providers other than the Advisor.  Following further discussion of the Fund’s asset levels, expectations for growth and fee levels, the Board of Trustees determined that the Fund’s fee arrangements were fair and reasonable in relation to the nature and quality of the services provided by the Advisor and that the Expense Limitation Agreement provided potential savings for the benefit of the Fund’s investors.

In considering the Advisor’s practices regarding brokerage and portfolio transactions, the Trustees reviewed the Advisor’s standards for seeking best execution for Fund portfolio transactions.  The Trustees also considered the anticipated portfolio turnover rate for the Fund; the process by which evaluations are made of the overall reasonableness of commissions paid; the method and basis for selecting and evaluating the broker-dealers used; any anticipated allocation of portfolio business to persons affiliated with the Advisor; and the extent to which the Fund allocates portfolio business to broker-dealers who provide research, statistical, or other services (soft dollars).  After further review and discussion, the Board of Trustees determined that the Advisor’s practices regarding brokerage and portfolio transactions were satisfactory.

In considering the Advisor’s practices regarding possible conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory personnel assigned to the Fund; the basis of decisions to buy or sell securities for the Fund and the Advisor’s other accounts; the method for bunching portfolio securities transactions; and the substance and administration of the Advisor’s code of ethics.  Following

(Continued)

NCM CAPITAL MID-CAP GROWTH FUND

Additional Information
(Unaudited)

further consideration and discussion, the Board of Trustees indicated that the Advisor’s standards and practices relating to the identification and mitigation of possible conflicts of interests were satisfactory.

Based upon all of the foregoing considerations, the Board of Trustees, including a majority of the Independent Trustees, approved the renewal of the Investment Advisory Agreement for the Fund.

NCM Capital Mid-Cap Growth Fund
is a series of the
NCM Capital Investment Trust

For Shareholder Service Inquiries:	For Investment Adviser Inquiries:
Documented:	Documented:

Nottingham Shareholder Services, LLC	NCM Capital Advisers, Inc.
116 South Franklin Street	2634 Durham-Chapel Hill Boulevard
Post Office Drawer 4365	Suite 206
Rocky Mount, North Carolina 27803-0365	Durham, North Carolina 27707
Toll-Free Telephone:	Toll-Free Telephone:

1-800-773-3863	1-866-515-4NCM, (1-866-515-4626)

World Wide Web @:	World Wide Web @:

ncfunds.com	ncmcapital.com

Item 2.         CODE OF ETHICS.

Not applicable.

Item 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

Item 4.        PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

Item 5.        AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS.

A copy of the schedule of investments of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

Item 10.     SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.

None.

Item 11.     CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.      EXHIBITS.

(a)(1)                   Not applicable.

(a)(2)	Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).

(a)(3)                   Not applicable.

(b)	Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NCM Capital Investment Trust

By: (Signature and Title)	/s/ Maceo K. Sloan
Maceo K. Sloan President and Principal Executive Officer

Date: October 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)                     /s/  Maceo K. Sloan
Maceo K. Sloan
President and Principal Executive Officer
NCM Capital Investment Trust

Date: October 30, 2009

By:  (Signature and Title)                /s/  Michael L. Lawrence
Michael L. Lawrence
Treasurer and Principal Financial Officer
NCM Capital Investment Trust

Date: October 30, 2009